Share-based payments - Disclosure of share-based payment expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	$ 232,964	$ 186,726
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	55,847	42,148
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	2,367	6,848
Share purchase plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	169,418	136,275
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	$ 5,332	$ 1,455